CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Statements of Cash Flows
Net cash (used in)/generated from operating activities	$ 92,677	¥ 637,204	¥ 25,602	¥ (623,363)
Net cash used in investing activities	(179,035)	(1,230,953)	(4,105,923)	(843,844)
Net cash generated from financing activities	81,034	557,149	3,730,859	4,207,616
Net increase/(decrease) in cash and cash equivalents	2,411	16,579	(397,703)	2,899,066
Cash and cash equivalents at beginning of year		1,240,431	2,927,581
Cash and cash equivalents at end of year	237,138	1,630,444	1,240,431	2,927,581
Parent
Condensed Statements of Cash Flows
Net cash (used in)/generated from operating activities	455	3,132	56,730	(8,419)
Net cash used in investing activities	(5,987)	(41,166)	(3,069,955)	(6,907,867)
Net cash generated from financing activities	618	4,249	3,031,915	6,936,720
Net increase/(decrease) in cash and cash equivalents	(4,914)	(33,785)	18,690	20,434
Cash and cash equivalents at beginning of year	5,692	39,135	20,445	11
Cash and cash equivalents at end of year	$ 778	¥ 5,350	¥ 39,135	¥ 20,445